UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-09837

Tax-Managed Multi-Cap Opportunity Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2006

Item 1. Schedule of Investments

Tax-Managed Multi-Cap Opportunity Portfolio                                                                                as of July 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 95.6%

Security	Shares	Value
Aerospace & Defense — 0.3%
L-3 Communications Holdings, Inc.	6,000	$441,900
		$441,900
Biotechnology — 3.0%
Celgene Corp. (1)	88,000	4,214,320
		$4,214,320
Capital Markets — 2.4%
E*Trade Financial Corp. (1)	81,000	1,888,110
TD Ameritrade Holding Corp.	88,500	1,449,630
		$3,337,740
Chemicals — 0.0%
Potash Corporation of Saskatchewan, Inc. (2)	500	47,250
		$47,250
Commercial Services & Supplies — 0.5%
Copart, Inc. (1)	27,734	738,834
		$738,834
Communications Equipment — 1.9%
Research in Motion Ltd. (1)	40,155	2,635,373
		$2,635,373
Diversified Consumer Services — 1.2%
Bright Horizons Family Solutions, Inc. (1)	1,000	38,450
DeVry, Inc. (1) (2)	71,000	1,498,100
Laureate Education, Inc. (1)	3,466	158,223
		$1,694,773
Diversified Telecommunication Services — 1.0%
Embarq Corp. (1)	30,000	1,357,500
Philippine Long Distance Telephone Co. ADR	1,000	39,190
		$1,396,690
Electric Utilities — 1.6%
British Energy Group PLC (1)	71,000	973,106
Endesa, SA	37,000	1,262,450
		$2,235,556
Electrical Equipment — 0.4%
Solarworld AG (2)	11,000	599,863
		$599,863
Food & Staples Retailing — 3.8%
Kroger Co. (The)	60,000	1,375,800
Shoppers Drug Mart Corp.	33,000	1,284,671
Walgreen Co.	56,000	2,619,680
		$5,280,151

Health Care Equipment & Supplies — 1.1%
Advanced Medical Optics, Inc. (1) (2)	25,000	$1,231,250
Thoratec Corp. (1)	25,625	344,477
		$1,575,727
Health Care Providers & Services — 6.9%
Caremark Rx, Inc.	56,000	2,956,800
DaVita, Inc. (1)	16,075	804,071
Express Scripts, Inc. (1)	18,000	1,386,540
Henry Schein, Inc. (1)	28,000	1,327,480
Laboratory Corporation of America Holdings (1)	20,000	1,288,400
United Surgical Partners International, Inc. (1)	150	3,705
UnitedHealth Group, Inc.	36,500	1,745,795
		$9,512,791
Hotels, Restaurants & Leisure — 1.7%
Burger King Holdings, Inc. (1) (2)	25,191	384,163
CKE Restaurants, Inc. (2)	47,000	723,800
Intrawest Corp.	43,000	1,199,270
		$2,307,233
Independent Power Producers & Energy Traders — 2.0%
Dynegy, Inc., Class A (1)	495,000	2,786,850
		$2,786,850
Insurance — 3.7%
Admiral Group PLC	165,000	2,047,768
Aon Corp.	19,000	650,370
PartnerRe Ltd. (2)	38,000	2,360,940
Progressive Corp.	400	9,676
		$5,068,754
Internet Software & Services — 5.1%
DealerTrack Holdings, Inc. (1)	15,000	294,150
Equinix, Inc. (1) (2)	1,000	52,380
Google, Inc., Class A (1)	13,442	5,196,677
WebEx Communications, Inc. (1) (2)	26,000	891,280
Yahoo!, Inc. (1)	21,000	569,940
		$7,004,427
IT Services — 6.9%
CheckFree Corp. (1) (2)	53,604	2,385,378
Gartner, Inc. (1)	110,000	1,566,400
Kanbay International, Inc. (1) (2)	10,139	147,015
MasterCard, Inc., Class A (1)	35,000	1,605,450
MoneyGram International, Inc.	102,996	3,156,827
TALX Corp.	31,000	637,050
WNS Holdings Ltd. ADR (1)	1,752	43,975
		$9,542,095

Marine — 0.3%
American Commercial Lines, Inc. (1) (2)	6,516	$358,054
		$358,054
Media — 3.4%
Cablevision Systems Corp., Class A	60,000	1,335,000
Comcast Corp., Class A (1)	78,000	2,681,640
Live Nation, Inc. (1)	32,000	670,720
		$4,687,360
Metals & Mining — 7.0%
Bolnisi Gold NL	100	183
Gammon Lake Resources, Inc. (1) (2)	307,000	4,267,300
Glamis Gold Ltd. (1) (2)	75,680	2,785,781
Golden Star Resources Ltd. (1)	203,000	633,360
Miramar Mining Corp. (1)	240,000	885,600
Phelps Dodge Corp.	11,500	1,004,410
Western Copper Corp. (1)	110,000	128,467
		$9,705,101
Multiline Retail — 1.6%
Big Lots, Inc. (1)	56,000	904,960
Saks, Inc. (1)	80,000	1,291,200
		$2,196,160
Oil, Gas & Consumable Fuels — 11.0%
Arch Coal, Inc.	23,000	872,620
Bankers Petroleum Ltd. (1)	1,000	681
Hess Corp. (2)	115,500	6,109,950
Occidental Petroleum Corp.	10,500	1,131,375
Parallel Petroleum Corp. (1)	38,609	963,681
SXR Uranium One, Inc. (1) (2)	398,909	3,070,567
Valero Energy Corp.	46,000	3,101,780
		$15,250,654
Personal Products — 1.4%
Alberto-Culver Co.	12,000	584,880
Herbalife Ltd. (1)	35,730	1,276,276
		$1,861,156
Pharmaceuticals — 4.9%
Adams Respiratory Therapeutics, Inc. (1)	18,000	804,960
Endo Pharmaceuticals Holdings, Inc. (1)	48,439	1,505,000
Shire Pharmaceuticals Group PLC ADR (2)	93,000	4,511,430
		$6,821,390
Real Estate Investment Trusts (REITs) — 0.0%
MFA Mortgage Investments, Inc.	1,000	6,860
		$6,860

Real Estate Management & Development — 0.0%
Move, Inc. (1)	1,013	$4,457
		$4,457
Semiconductors & Semiconductor Equipment — 7.7%
Atheros Communications, Inc. (1)	153,000	2,527,560
Intersil Corp., Class A	52,000	1,222,520
MEMC Electronic Materials, Inc. (1)	150,500	4,578,210
Micron Technology, Inc. (1)	88,000	1,371,920
Silicon Image, Inc. (1)	29,000	306,820
Tessera Technologies, Inc. (1)	21,500	676,605
		$10,683,635
Specialty Retail — 2.4%
Circuit City Stores, Inc.	29,000	710,500
GameStop Corp., Class A (1) (2)	36,000	1,497,960
OfficeMax, Inc.	20,500	842,755
Pep Boys - Manny, Moe & Jack	1,000	10,780
Tweeter Home Entertainment Group, Inc. (1)	59,318	224,815
		$3,286,810
Tobacco — 4.4%
Loews Corp. - Carolina Group	82,773	4,749,515
Reynolds American, Inc.	11,000	1,394,580
		$6,144,095
Wireless Telecommunication Services — 8.0%
NII Holdings, Inc. (1)	142,000	7,494,760
Rogers Communications, Inc., Class B (2)	40,000	1,708,000
Tim Participacoes SA ADR (2)	77,000	1,909,600
		$11,112,360
Total Common Stocks (identified cost $112,148,747)		$132,538,419

Short-Term Investments — 23.1%

	Principal
	Amount
Security	(000’s omitted)	Value
Eaton Corp., Commercial Paper, 5.30%, 8/1/06	$2,627	$2,627,000
Eaton Vance Cash Collateral Fund, LLC, 5.30%, 8/1/06 (3)	22,941	22,941,439
General Electric Capital Corp., Commercial Paper, 5.30%, 8/1/06	5,000	5,000,000
Investors Bank and Trust Company Time Deposit, 5.31%, 8/1/06	1,500	1,500,000
Total Short-Term Investments (at amortized cost, $32,068,439)		$32,068,439
Total Investments — 118.7% (identified cost $144,217,186)		$164,606,858

Other Assets, Less Liabilities — (18.7)%	$(25,953,406)
Net Assets — 100.0%	$138,653,452

ADR	—	American Depository Receipt
(1)		Non-income producing security.
(2)		All or a portion of these securities were on loan at July 31, 2006.
(3)

As of July 31, 2006, The Portfolio loaned securities having a market value of $22,206,206 and received $22,941,439 of cash collateral for the loans. This cash was invested in an affiliated fund investing in high quality, U.S. dollar denominated money market instruments that is available only to Eaton Vance portfolios and funds. The rate shown is the annualized-seven day yield as of July 31, 2006. The amount invested therein by the Portfolio represents cash collateral received for securities on loan at July 31, 2006. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities.

The Portfolio did not have any open financial instruments at July 31, 2006.

The cost and unrealized appreciation (depreciation) in value of the investments owned at July 31, 2006 as computed on a federal income tax basis, were as follows:

Aggregate cost	$144,217,186
Gross unrealized appreciation	$22,751,595
Gross unrealized depreciation	(2,361,923)
Net unrealized appreciation	$20,389,672

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed Multi Cap-Opportunity Portfolio

By:	/s/	Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer

Date:	September 14, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/	Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer

Date:	September 14, 2006

By:	/s/	Kevin M. Connerty
Kevin M. Connerty
Treasurer and Principal Financial Officer

Date:	September 14, 2006